Intangible Assets - Disclosure of Detailed Information about Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 13,012	$ 14,699
Additions	8,675	101
Disposals	(22)
Amortisation	(120)	(135)
Impairment (refer note 9e)	(4,159)	(1,914)
Foreign exchange movements	(99)	261
Closing value end of the year	17,287	13,012
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year
Additions	5,798
Disposals
Amortisation
Impairment (refer note 9e)	(3,399)
Foreign exchange movements
Closing value end of the year	2,399
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	348	1,957
Additions	32	101
Disposals	(22)
Amortisation	(17)	(64)
Impairment (refer note 9e)	(64)	(1,650)
Foreign exchange movements	(1)	4
Closing value end of the year	276	348
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	201	536
Additions	119
Disposals
Amortisation	(103)	(71)
Impairment (refer note 9e)		(264)
Foreign exchange movements		0
Closing value end of the year	217	201
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	12,463	12,206
Additions	2,726
Disposals
Amortisation
Impairment (refer note 9e)	(696)
Foreign exchange movements	(98)	257
Closing value end of the year	$ 14,395	$ 12,463